Segment reporting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 4,678	$ 4,566	$ 6,517
Non-interest income	37,645	29,109	28,398
Total revenues	42,323	33,675	34,915
Credit loss expense / (release)	544	143	29
Operating expenses	39,346	29,011	25,927
Operating profit / (loss) before tax	2,433	4,521	8,960
Tax expense / (benefit)	900	1,206	1,844
Net profit / (loss)	1,533	3,315	7,116
Additional information
Total assets	1,568,060	1,156,016	1,105,436
Additions to non-current assets	1,717	1,400	1,862
Net gains / (losses) from disposals of investments in associates and joint ventures	118	0	844
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	5,901	5,345	5,274
Non-interest income	16,247	13,194	13,689
Total revenues	22,148	18,539	18,963
Credit loss expense / (release)	(1)	25	0
Operating expenses	18,893	14,900	14,069
Operating profit / (loss) before tax	3,255	3,614	4,894
Additional information
Total assets	560,194	404,747	388,624
Additions to non-current assets	286	666	42
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	4,035	3,059	2,192
Non-interest income	3,123	2,158	2,113
Total revenues	7,159	5,216	4,304
Credit loss expense / (release)	393	50	39
Operating expenses	4,714	2,889	2,475
Operating profit / (loss) before tax	2,052	2,277	1,790
Additional information
Total assets	449,224	283,980	235,330
Additions to non-current assets	704	219	13
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(54)	(37)	(19)
Non-interest income	2,853	2,108	2,980
Total revenues	2,799	2,071	2,961
Credit loss expense / (release)	0	(1)	0
Operating expenses	2,334	1,706	1,565
Operating profit / (loss) before tax	465	366	1,396
Additional information
Total assets	22,291	19,662	16,971
Additions to non-current assets	77	70	1
Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures		848
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	(3,484)	(2,586)	(241)
Non-interest income	13,321	10,371	8,958
Total revenues	9,837	7,784	8,717
Credit loss expense / (release)	98	67	(12)
Operating expenses	8,753	7,588	6,890
Operating profit / (loss) before tax	987	130	1,839
Additional information
Total assets	453,078	402,415	391,495
Additions to non-current assets	589	445	33
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income	(12)	24	1
Non-interest income	347	34	236
Total revenues	335	58	237
Credit loss expense / (release)	55	1	2
Operating expenses	3,673	1,010	104
Operating profit / (loss) before tax	(3,392)	(952)	131
Additional information
Total assets	67,696	13,845	13,367
Additions to non-current assets	61	0	0
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income	(1,708)	(1,238)	(690)
Non-interest income	1,753	1,244	423
Total revenues	45	6	(267)
Credit loss expense / (release)	0	1	0
Operating expenses	979	919	823
Operating profit / (loss) before tax	(935)	(914)	(1,091)
Additional information
Total assets	15,577	31,368	59,649
Additions to non-current assets	$ 0	$ 0	$ 1,773